Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	20 Months Ended	33 Months Ended	38 Months Ended	41 Months Ended	47 Months Ended	60 Months Ended		65 Months Ended	93 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	May 16, 2016	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000012056
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000053784
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000065076
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012103
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000024194
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000024195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012100
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012102
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000024196
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000024198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012035
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000024197
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000049095
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000065073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012045
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000201209
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000064225
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012078
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012077
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012076
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012075
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025777
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025774
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025772
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025769
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000198491
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025775
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000251033
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025773
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025770
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025771
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012058
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000025776
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000012063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
C000222498
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Without Sales Load [Member] | C000241778
Average Annual Return [Line Items]
Average Annual Return, Percent		87.41%		28.73%
Without Sales Load [Member] | C000238488
Average Annual Return [Line Items]
Average Annual Return, Percent		17.73%				12.69%
Without Sales Load [Member] | C000012056
Average Annual Return [Line Items]
Average Annual Return, Percent		26.77%						14.53%						14.98%
Without Sales Load [Member] | C000053784
Average Annual Return [Line Items]
Average Annual Return, Percent		26.52%						11.48%						8.70%
Without Sales Load [Member] | C000065076
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.49%)						(1.69%)						6.15%
Without Sales Load [Member] | C000241780
Average Annual Return [Line Items]
Average Annual Return, Percent		118.49%		(9.36%)
Without Sales Load [Member] | C000012103
Average Annual Return [Line Items]
Average Annual Return, Percent		22.11%						9.38%						8.82%
Without Sales Load [Member] | C000024194
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%						3.97%						9.09%
Without Sales Load [Member] | C000024195
Average Annual Return [Line Items]
Average Annual Return, Percent		6.99%						5.37%						5.73%
Without Sales Load [Member] | C000012089
Average Annual Return [Line Items]
Average Annual Return, Percent		42.32%						23.44%						11.40%
Without Sales Load [Member] | C000012100
Average Annual Return [Line Items]
Average Annual Return, Percent		13.16%						12.17%						11.60%
Without Sales Load [Member] | C000012102
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%						5.41%						8.47%
Without Sales Load [Member] | C000024196
Average Annual Return [Line Items]
Average Annual Return, Percent		26.43%						11.11%						11.74%
Without Sales Load [Member] | C000024198
Average Annual Return [Line Items]
Average Annual Return, Percent		32.82%						7.63%						11.36%
Without Sales Load [Member] | C000012035
Average Annual Return [Line Items]
Average Annual Return, Percent		33.26%						15.14%						20.61%
Without Sales Load [Member] | C000024197
Average Annual Return [Line Items]
Average Annual Return, Percent		28.29%						10.64%						9.54%
Without Sales Load [Member] | C000049095
Average Annual Return [Line Items]
Average Annual Return, Percent		50.02%						5.55%						11.67%
Without Sales Load [Member] | C000235105
Average Annual Return [Line Items]
Average Annual Return, Percent		57.26%					12.47%
Without Sales Load [Member] | C000065073
Average Annual Return [Line Items]
Average Annual Return, Percent		38.85%						6.29%						2.58%
Without Sales Load [Member] | C000012045
Average Annual Return [Line Items]
Average Annual Return, Percent		20.37%						9.33%						8.65%
Without Sales Load [Member] | C000201209
Average Annual Return [Line Items]
Average Annual Return, Percent		47.47%						2.49%			9.86%
Without Sales Load [Member] | C000240080
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.02%)			8.51%
Without Sales Load [Member] | C000064225
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.73%)						2.43%						6.70%
Without Sales Load [Member] | C000224636
Average Annual Return [Line Items]
Average Annual Return, Percent		33.69%						10.59%	10.44%
Without Sales Load [Member] | C000168437
Average Annual Return [Line Items]
Average Annual Return, Percent		18.79%						8.09%					8.49%
Without Sales Load [Member] | C000012078
Average Annual Return [Line Items]
Average Annual Return, Percent		57.36%						12.98%						8.55%
Without Sales Load [Member] | C000012067
Average Annual Return [Line Items]
Average Annual Return, Percent		29.18%						7.07%						8.44%
Without Sales Load [Member] | C000012077
Average Annual Return [Line Items]
Average Annual Return, Percent		17.58%						11.18%						13.81%
Without Sales Load [Member] | C000012076
Average Annual Return [Line Items]
Average Annual Return, Percent		18.60%						12.57%						16.62%
Without Sales Load [Member] | C000012075
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%						9.24%						10.39%
Without Sales Load [Member] | C000025777
Average Annual Return [Line Items]
Average Annual Return, Percent		43.53%						16.95%						15.27%
Without Sales Load [Member] | C000025774
Average Annual Return [Line Items]
Average Annual Return, Percent		18.53%						14.10%						17.83%
Without Sales Load [Member] | C000025772
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.80%)						(2.78%)						6.62%
Without Sales Load [Member] | C000025769
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.64%)						6.84%						13.59%
Without Sales Load [Member] | C000198491
Average Annual Return [Line Items]
Average Annual Return, Percent		29.13%						12.78%				13.07%
Without Sales Load [Member] | C000025775
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.43%)						13.79%						12.15%
Without Sales Load [Member] | C000251033
Average Annual Return [Line Items]
Average Annual Return, Percent		44.89%	20.89%
Without Sales Load [Member] | C000025773
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.04%)						(0.19%)						10.52%
Without Sales Load [Member] | C000025768
Average Annual Return [Line Items]
Average Annual Return, Percent		35.37%						24.42%						11.88%
Without Sales Load [Member] | C000025770
Average Annual Return [Line Items]
Average Annual Return, Percent		51.10%						18.09%						(0.35%)
Without Sales Load [Member] | C000025771
Average Annual Return [Line Items]
Average Annual Return, Percent		25.17%						9.84%						8.24%
Without Sales Load [Member] | C000012058
Average Annual Return [Line Items]
Average Annual Return, Percent		1.10%						3.20%						5.03%
Without Sales Load [Member] | C000025776
Average Annual Return [Line Items]
Average Annual Return, Percent		19.22%						2.16%						8.38%
Without Sales Load [Member] | C000012063
Average Annual Return [Line Items]
Average Annual Return, Percent		46.49%						6.33%						5.05%
Without Sales Load [Member] | C000222498
Average Annual Return [Line Items]
Average Annual Return, Percent		23.11%						5.70%		14.37%
STOXX Emerging Markets All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Emerging Markets All Cap Index (Net)
Average Annual Return, Percent		28.08%		14.42%
FTSE All-World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All-World Index (Net)
Average Annual Return, Percent		20.04%				17.96%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
STOXX Emerging Markets All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Emerging Markets All Cap Index (Net)
Average Annual Return, Percent		28.08%		14.42%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Global Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Broad Market Index (Net)
Average Annual Return, Percent		20.55%						8.78%						10.94%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent		27.35%						7.75%						8.62%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		20.01%					11.96%
S&P Emerging Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index (Net)
Average Annual Return, Percent		19.37%						3.62%						7.66%
S&P Developed ex US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed ex US Broad Market Index (Net)
Average Annual Return, Percent		27.35%						7.75%						8.62%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		20.01%						9.49%			10.73%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		20.01%			15.63%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		29.55%						3.69%						7.80%
FTSE All World ex-US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE All World ex-US Index (Net)
Average Annual Return, Percent		24.96%						7.11%	7.05%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net)
Average Annual Return, Percent		24.91%						7.02%					8.54%
S&P Emerging Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Emerging Broad Market Index (Net)
Average Annual Return, Percent		19.37%						3.62%						7.66%
MSCI All Country World ex-USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net)
Average Annual Return, Percent		24.91%						7.02%						8.38%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.09%						10.87%						13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.09%						10.87%						13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.09%						10.87%						13.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		17.74%						11.62%				13.93%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%	10.86%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		18.14%						10.76%						13.65%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.09%						10.87%						13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.09%						10.87%		13.76%
STOXX Global Copper and Metals Mining Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Global Copper and Metals Mining Index (Net)
Average Annual Return, Percent		86.29%		28.76%
FTSE Green Revenues Select Infrastructure and Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Green Revenues Select Infrastructure and Industrials Index (Net)
Average Annual Return, Percent		17.38%				12.71%
FTSE All World ex-US Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.96%				17.96%
S&P Global 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 100™ (Net)
Average Annual Return, Percent		26.54%						14.46%						14.88%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Index™ (Net)
Average Annual Return, Percent		25.85%						11.14%						8.43%
S&P Global Timber & Forestry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Timber & Forestry Index™ (Net)
Average Annual Return, Percent		(4.47%)						(2.10%)						5.84%
STOXX Global Lithium Miners and Producers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STOXX Global Lithium Miners and Producers Index (Net)
Average Annual Return, Percent		115.09%		(10.80%)
S&P Glbl 1200 Comm Services 4.5/22.5/45 Cpd Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™ (Spliced)
Average Annual Return, Percent		21.18%						9.29%						8.80%
S&P Glbl 1200 Cnsmr Dscrtnry (Sctr) Cpd Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Consumer Discretionary (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		5.94%						3.90%						9.11%
S&P Global 1200 Consumer Staples (Sctor) Cpd Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Consumer Staples (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		6.56%						5.17%						5.58%
S&P Global 1200 Energy 4.5/22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Energy 4.5/22.5/45 Capped Index™ (Spliced)
Average Annual Return, Percent		42.14%						22.99%						11.00%
S&P Global 1200 Financials (Sector) Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Financials (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		12.48%						11.94%						11.52%
S&P Global 1200 Health Care (Sector) Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Health Care (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		3.86%						5.23%						8.41%
S&P Global 1200 Industrials (Sector) Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Industrials (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		25.42%						10.90%						11.65%
S&P Global 1200 Materials (Sector) Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Materials (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		31.91%						7.40%						11.31%
S&P Glbl 1200 Info Tchnlgy 4.5/22.5/45 Cpd Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index™ (Spliced)
Average Annual Return, Percent		32.55%						15.12%						20.68%
S&P Global 1200 Utilities (Sector) Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Utilities (Sector) Capped Index™ (Spliced)
Average Annual Return, Percent		27.37%						10.02%						9.06%
S&P Asia 50 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Asia 50 Capped Index (Spliced)
Average Annual Return, Percent		46.32%						5.27%						11.87%
NYSE Factset Global Blockchain Technologies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FactSet<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Blockchain Technologies Index (Net)
Average Annual Return, Percent		57.48%					12.17%
S&P Emerging Markets Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Emerging Markets Plus Infrastructure Index™ (Net)
Average Annual Return, Percent		39.28%						6.38%						2.62%
S&P Europe 350
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Europe 350™ (Net)
Average Annual Return, Percent		19.39%						9.08%						8.70%
Morningstar Global Artificial Intelligence Select Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Artificial Intelligence Select Index℠ (Spliced)
Average Annual Return, Percent		46.41%						2.40%			9.92%
Mrngstar Glbl Metavrs & Vrtul Intrctn Selct Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Metaverse & Virtual Interaction Select℠ (Net)
Average Annual Return, Percent		(5.51%)			8.55%
Nifty 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nifty 50 Index™
Average Annual Return, Percent		(13.48%)						4.43%						8.59%
FTSE Developed ex US ex Korea Small Cap Focused Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net)
Average Annual Return, Percent		31.94%						10.29%	10.14%
FTSE All-World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.04%						9.47%	9.59%
Morningstar Global ex-US Dividend Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global ex-US Dividend Growth Index℠ (Net)
Average Annual Return, Percent		17.17%						7.65%					8.26%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%						9.49%					11.54%
S&P Latin America 40
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Latin America 40™ (Net)
Average Annual Return, Percent		57.68%						13.52%						8.95%
JPX-Nikkei Index 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPX-Nikkei Index 400 (Spliced)
Average Annual Return, Percent		26.37%						6.77%						8.45%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.74%						11.34%						13.97%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%						12.76%						16.83%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.87%						9.43%						10.58%
Dow Jones U.S. Select Aerospace & Defense Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Aerospace & Defense Index™
Average Annual Return, Percent		44.09%						17.40%						15.74%
Dow Jones U.S. Select Investment Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Investment Services Index™
Average Annual Return, Percent		19.01%						14.54%						18.27%
Dow Jones U.S. Select Health Care Providers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Health Care Providers Index™
Average Annual Return, Percent		(19.51%)						(2.44%)						7.02%
Dow Jones U.S. Select Home Construction Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Home Construction Index™
Average Annual Return, Percent		(3.34%)						7.30%						14.07%
NYSE FactSet U.S. Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FactSet U.S. Infrastructure Index
Average Annual Return, Percent		29.53%						13.06%				13.42%
Dow Jones U.S. Select Insurance Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Insurance Index™
Average Annual Return, Percent		(4.11%)						14.22%						12.59%
S&P U.S. Manufacturing Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P U.S. Manufacturing Select Index
Average Annual Return, Percent		45.52%	21.39%
Dow Jones U.S. Select Medical Equipment Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Medical Equipment Index™
Average Annual Return, Percent		(10.72%)						0.18%						10.96%
Dow Jones U.S. Select Oil Exploration & Production Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Oil Exploration & Production Index™
Average Annual Return, Percent		35.88%						24.91%						12.34%
Dow Jones U.S. Select Oil Equipment & Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Oil Equipment & Services Index™
Average Annual Return, Percent		51.67%						18.52%						0.00%
Dow Jones U.S. Select Pharmaceuticals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Pharmaceuticals Index™
Average Annual Return, Percent		25.41%						10.11%						8.53%
Dow Jones U.S. Real Estate Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Real Estate Capped Index™ (Spliced)
Average Annual Return, Percent		1.48%						3.59%						5.41%
Dow Jones U.S. Select Regional Banks Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Regional Banks Index™
Average Annual Return, Percent		19.58%						2.52%						8.80%
Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced)
Average Annual Return, Percent		47.30%						6.72%						5.31%
Russell Texas Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Texas Equity Index
Russell 2000 Focused Value Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Focused Value Select Index
Average Annual Return, Percent		23.39%						5.99%		14.73%